8. STOCK OPTION PLANS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option Plans Details Narrative
Weighted average grant date fair value of options	$ 0.54	$ 0.43
Unamortized compensation cost relatd to stock option awards		$ 31,200